Summary of Significant Accounting Policies (Table)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Estimated Useful Life
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Laboratory equipment	5 years
Leasehold improvements	Shorter of the lease term or estimated useful life
Furniture and fixtures	5 years
Computer software	3 years